Earnings Per Share - Details of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [line items]
Basic earnings/(loss) per share	$ 0.82	$ 0.20	$ (0.42)
Diluted basic earnings/(loss) per share	$ 0.81	$ 0.19	$ (0.42)
Net profit/(loss) attributable to owners of the parent has been adjusted by the following to arrive at the diluted profit/(loss) attributable to owners of the parent:
Profit/(loss) attributable to owners of the parent	$ 723.0	$ 161.6	$ (348.2)
South Deep minority interest at 10%	(3.7)	0.0	0.0
Diluted profit/(loss) attributable to owners of the parent	$ 719.3	$ 161.6	$ (348.2)
The weighted average number of shares has been adjusted by the following to arrive at the diluted number of ordinary shares:
Weighted average number of ordinary shares	878,661,474	827,386,603	821,532,707
Share options in issue	11,180,243	11,847,499	10,932,784
Diluted weighted average number of ordinary shares	889,841,717	839,234,102	832,465,491
Headline earnings/(loss) per share	$ 0.83	$ 0.20	$ 0.07
Long-form headline earnings reconciliation
Profit/(Loss) attributable to owners of the parent from continuing operations	$ 723.0	$ 161.6	$ (348.2)
Loss/(profit) on disposal of assets, net	0.1	(0.8)	37.0
Gross	0.2	(1.2)	51.6
Taxation effect	(0.1)	0.4	(12.0)
Non-controlling interest effect	0.0	0.0	(2.6)
Impairment, reversal of impairment and write-off of investments and assets and other, net	6.2	1.9	371.8
Impairment, net of reversal of impairment of investments and assets	(50.6)	9.8	520.3
Write-off of exploration and evaluation assets	16.9	30.0	37.7
Gold Fields' share of Asanko Gold mine impairment	49.5	0.0	0.0
Profit on disposal of Maverix (2018: profit on dilution of Gold Fields' interest in Maverix)	0.0	(33.8)	(4.0)
Gain on acquisition of Asanko	0.0	0.0	(51.8)
Release of foreign exchange reserve on disposal of subsidiary	0.0	4.6	0.0
Loss on disposal of subsidiary	0.0	0.3	0.0
Taxation effect	(8.9)	(9.0)	(130.4)
Non-controlling interest effect	(0.7)	0.0	0.0
Headline earnings	$ 729.3	$ 162.7	$ 60.6
Diluted headline earnings/(loss) per share	$ 0.82	$ 0.19	$ 0.07
Headline earnings has been adjusted by the following to arrive at dilutive headline earnings:
Headline earnings	$ 729.3	$ 162.7	$ 60.6
South Deep non-controlling interest at 10%	(3.7)	0.0	0.0
Diluted headline earnings	$ 725.6	$ 162.7	$ 60.6